ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred tax assets:	$ 781,411	$ 511,161
Valuation allowance	(781,411)	(511,161)
Net deferred tax asset	$ 0	$ 0